Summary of principal accounting policies - Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of principal accounting policies
Employee social benefits included as expenses	¥ 79,585	¥ 117,639	¥ 151,499
Accrued and unpaid employee social benefits	¥ 84,894	¥ 78,067